Additional Financial Information of Parent Company - Financial Statements Schedule I	12 Months Ended
Dec. 31, 2023
Additional Financial Information of Parent Company - Financial Statements Schedule I
Additional Financial Information of Parent Company - Financial Statements Schedule I

Additional Financial Information of Parent Company – Financial Statements Schedule I

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets was more than 25% of the Company’s consolidated net assets as of December 31, 2023.

a) Condensed Balance Sheets (Amount in Thousands, Except Share and Per Share Data)

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	349,845	826,080	116,351
Amounts due from related parties	823	847	119
Other current assets	—	20,969	2,953
Total current assets	350,668	847,896	119,423
Investments in subsidiaries and VIEs	9,636,776	10,530,683	1,483,215
Investments in affiliates	361,831	363,423	51,187
Other non-current assets	724	745	105
Total assets	10,349,999	11,742,747	1,653,930
Liabilities and Equity
Current liabilities
Contingent liabilities	469,018	482,802	68,001
Amounts due to subsidiaries and VIEs	467,178	934,179	131,576
Other current liabilities	8,107	15,432	2,174
Total liabilities	944,303	1,432,413	201,751
Shareholder’s equity
Ordinary shares[1] (US$0.00005 par value): 1,000,000,000 ordinary shares authorized, 319,455,750 shares issued and 313,019,320 shares outstanding as of December 31, 2022 and 1,000,000,000 ordinary shares authorized, 328,034,660 shares issued and 326,307,330 shares outstanding as of December 31, 2023	105	110	15
Additional paid-in capital	3,803,183	3,798,662	535,030
Retained earnings	5,604,954	6,436,946	906,625
Accumulated other comprehensive (loss) income	(2,546)	74,616	10,509
Total shareholders’ equity	9,405,696	10,310,334	1,452,179
Total liabilities and shareholders’ equity	10,349,999	11,742,747	1,653,930

Note 1: Results have been retroactively adjusted to reflect the 1 - for - 10 Share Subdivision effective on October 27, 2023. See Note 2 for details.

b) Condensed Statements of Operations (Amount in Thousands)

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating cost and expenses
Other Compensations	—	—	2,157	304
Selling expenses	285	2,838	82	12
General and administrative expenses	41,955	16,948	7,314	1,030
Other operating expenses	—	12,516	19,877	2,800
Total operating cost and expenses	42,240	32,302	29,430	4,146
Loss from operations	(42,240)	(32,302)	(29,430)	(4,146)
Other income (expenses):
Interest income	2,266	4,250	34,002	4,789
Settlement expenses	(19,908)	—	—	—
Other income (expenses)	(4,211)	11,083	4,267	601
Total other (expenses) income	(21,853)	15,333	38,269	5,390
Loss before taxes and income from equity in affiliates, subsidiaries and VIEs	(64,093)	(16,969)	8,839	1,244
Income tax expenses	—	—	(20,421)	(2,876)
Income from equity in affiliates	68,388	51,459	6,233	878
Income from equity in subsidiaries and VIEs	1,309,836	942,081	1,014,843	142,939
Net income	1,314,131	976,571	1,009,494	142,185

c) Condensed Statements of Comprehensive Income (Amount in Thousands)

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net income	1,314,131	976,571	1,009,494	142,185
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	(60,900)	137,468	77,162	10,868
Comprehensive income	1,253,231	1,114,039	1,086,656	153,053

d) Condensed Statements of Cash Flows (Amount in Thousands)

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	1,314,131	976,571	1,009,494	142,185
Adjustments to reconcile net income to net cash provided by operating activities:
Income from equity in subsidiaries and VIEs, net of dividends	(1,309,836)	(942,081)	(834,842)	(117,585)
(Income) loss from equity in affiliates, net of dividends	(28,606)	(41,385)	9,041	1,273
Share-based settlement expense	19,908	—	—	—
Changes in operating assets and liabilities:
Amounts due from related parties	18	(63)	(24)	(3)
Amounts due to subsidiaries and VIEs	28,584	52,262	5,895	830
Other current assets	40,772	—	(20,969)	(2,953)
Contingent liabilities	(11,398)	—	—	—
Other current liabilities	11,828	(31,336)	7,326	1,032
Other non-current liabilities	(2,276)	—	—	—
Net cash provided by operating activities	63,125	13,968	175,921	24,779
Cash flows from investing activities:
Increase in investments in subsidiaries and VIEs	(1,120,785)	(17,492)	(16,400)	(2,310)
Net cash used in investing activities	(1,120,785)	(17,492)	(16,400)	(2,310)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	11,114	1,493	3	—
Proceeds from advances from subsidiaries	537,604	287,876	1,074,953	151,404
Repayment of advances from subsidiaries	(82,481)	(448,387)	(613,847)	(86,459)
Payment for repurchase of ordinary shares	(372,376)	—	—	—
Proceeds from offering, net of issuance cost	—	247,015	—	—
Dividend distribution	—	—	(177,502)	(25,001)
Net cash provided by financing activities	93,861	87,997	283,607	39,944
Effect of exchange rate changes	(171,897)	41,227	33,107	4,663
Net (decrease) increase in cash and cash equivalents	(1,135,696)	125,700	476,235	67,076
Cash and cash equivalents - beginning of year	1,359,841	224,145	349,845	49,275
Cash and cash equivalents - end of year	224,145	349,845	826,080	116,351

e) Notes to Condensed Financial Statements

1.

The condensed financial statements of Noah Holdings Limited have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as investment in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as income from equity in subsidiaries and VIEs on the statement of operations.

2.

As of December 31, 2022 and 2023, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.